NON-CONTROLLING INTERESTS (Details - Continuity) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of subsidiaries [line items]
Profit Loss Attributable To Noncontrolling Interests	$ 97	$ 56	$ 191	$ 137
Capital contributions	0	$ 11	4	49
Acquisition			21	0
MTO adjustments				(5)
Other	35		36	$ (12)
Brookfield Infrastructre Fund I
Disclosure of subsidiaries [line items]
Beginning Balance			850
Profit Loss Attributable To Noncontrolling Interests			3
Other comprehensive income, attributable to non-controlling interests			(14)
Capital contributions			0
Distributions			(7)
MTO adjustments			0
Other			0
Ending Balance	832		832
Brookfield Infrastructre Fund III
Disclosure of subsidiaries [line items]
Beginning Balance			1,852
Profit Loss Attributable To Noncontrolling Interests			11
Other comprehensive income, attributable to non-controlling interests			29
Capital contributions			4
Acquisition			0
Distributions			(199)
MTO adjustments			(4)
Other			(4)
Ending Balance	1,693		1,693
Brookfield Infrastructre Fund II
Disclosure of subsidiaries [line items]
Beginning Balance			1,682
Profit Loss Attributable To Noncontrolling Interests			(4)
Other comprehensive income, attributable to non-controlling interests			(58)
Capital contributions			0
Distributions			(49)
MTO adjustments			1
Other			1
Ending Balance	1,572		1,572
The Cataylst Group
Disclosure of subsidiaries [line items]
Beginning Balance			134
Profit Loss Attributable To Noncontrolling Interests			11
Other comprehensive income, attributable to non-controlling interests			0
Capital contributions			0
Distributions			(6)
MTO adjustments			0
Other			0
Ending Balance	139		$ 139
Interests held by third parties			25.00%
Isagen Institutional Investors
Disclosure of subsidiaries [line items]
Beginning Balance			$ 1,701
Profit Loss Attributable To Noncontrolling Interests			66
Other comprehensive income, attributable to non-controlling interests			37
Capital contributions			0
Distributions			(94)
MTO adjustments			0
Other			0
Ending Balance	$ 1,710		$ 1,710
Interests held by third parties			53.00%
Isagen Institutional Investors | Brookfield and co-investors
Disclosure of subsidiaries [line items]
Owership percentage	99.50%		99.50%
Number of additional shares acquired	3,358,523		3,358,523
Isagen Public non-controlling interests
Disclosure of subsidiaries [line items]
Beginning Balance			$ 9
Profit Loss Attributable To Noncontrolling Interests			0
Other comprehensive income, attributable to non-controlling interests			0
Capital contributions			0
Distributions			0
MTO adjustments			0
Other			0
Ending Balance	$ 9		$ 9
Interests held by third parties			0.50%
Other
Disclosure of subsidiaries [line items]
Beginning Balance			$ 70
Profit Loss Attributable To Noncontrolling Interests			0
Other comprehensive income, attributable to non-controlling interests			58
Capital contributions			0
Distributions			(2)
MTO adjustments			38
Other			38
Ending Balance	$ 185		$ 185
Other | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties			21.00%
Other | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties			50.00%